OPERATING ASSETS AND LIABILITIES - Other Investments (Details) € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 DKK (kr)	Dec. 19, 2019 DKK (kr)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other investments		kr 149
CureVac
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other investments	€ 20	149	kr 149
Percentage of ownership interest	2.20%
Fair value of investment		kr 149